Note 16 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Net income	$ 36,997	$ 31,277	$ 26,879
Weighted average shares outstanding (in shares)	81,659	76,832	76,324
Weighted average common and common equivalent shares outstanding (in shares)	82,867	77,791	77,112
Earnings per share
Basic (in dollars per share)	$ 0.45	$ 0.41	$ 0.35
Diluted (in dollars per share)	$ 0.45	$ 0.40	$ 0.35
Share-based Payment Arrangement, Option [Member]
Dilutive effect of employee stock options (in shares)	318	205	167
Restricted Stock Units (RSUs) [Member]
Dilutive effect of employee stock options (in shares)	890	754	621